SAAT AGGRESSIVE STRATEGY FUND (Second Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND
AGGRESSIVE STRATEGY FUND
Investment Goal
Long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT AGGRESSIVE STRATEGY FUND CLASS D
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)		1.05%
Total Annual Fund Operating Expenses	[1]	2.42%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAAT AGGRESSIVE STRATEGY FUND CLASS D	245	755	1,291	2,756

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 54%
of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Aggressive Strategy Fund will seek to generate long-term capital appreciation. The Fund predominantly invests in Underlying
SEI Funds, each of which has its own investment goal. The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes.
Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, real estate funds and multi-asset funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies.
The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

                                                              Investment Range
Underlying SEI Fund                                      (Percentage of the Fund's
Type                                                              Assets)
U.S. Equity Funds                                                      30-100%
International Equity
Funds                                                                    0-40%
Non-Investment Grade
Bond Funds                                                               0-40%
Investment Grade Bond &
Money Market Funds                                                       0-25%
Real Estate Funds                                                        0-20%
Multi-Asset Investment
Funds                                                                    0-60%

The Fund may also directly invest in interests of exchange traded products (ETPs)
(including exchange-traded funds structured as investment companies (ETFs), exchange-traded notes (ETNs) and exchange-traded commodity pools), shares of other investment companies, and derivative instruments, such as futures contracts, options, forward contracts and swaps. The Fund may invest in such instruments to implement an investment technique or achieve a specific asset class exposure that could not be efficiently implemented from an allocation to the Underlying SEI Funds alone. For instance, the Fund may invest in such securities to offset or pursue a sector overweight or underweight, to hedge or increase exposure to a specific currency, to gain exposure to additional asset classes, to adjust characteristics of the Fund, such as interest rate duration or yield curve exposure, or to otherwise enhance or offset exposures incurred by the Fund through its investments in the
Underlying SEI Funds.
Principal Risks
The success of the Fund's investment strategy depends on SIMC's allocation of assets among the Underlying SEI Funds and its selection of other investment companies, ETPs and derivative instruments in which to invest that portion of the Fund's assets not allocated to the Underlying SEI Funds. In managing the
Fund, SIMC may be incorrect in assessing market trends or the value or growth capability of particular asset classes or other investments. In addition, the methodology by which SIMC allocates the Fund's assets among the Underlying SEI
Funds and other investments may not achieve desired results and may cause the
Fund to lose money or underperform other comparable mutual funds.

The Underlying SEI Funds and other investment companies and ETPs in which the
Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The principal risks of the Fund as a result of its investments in the Underlying SEI Funds and other investment companies, ETPs or other investments are set forth below.

Asset Allocation Risk - The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk - Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Commodity Investments Risk - Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the
Investment Company Act of 1940 and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S.
and international economic, political and regulatory developments.

Currency Risk - The Fund and certain Underlying SEI Funds will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by
U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk - The use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Fund or an Underlying SEI Fund. Correlation risk is the risk that changes in the value of a derivative instrument may not correlate perfectly with changes in the value of the derivative instrument's underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund or an Underlying SEI
Fund would like, which may cause the Fund or the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund's or the
Underlying SEI Fund's management or performance. The use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Fund or the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause the Fund or an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk - The risk that prices of stocks will fall over short or extended periods of time.

Exchange-Traded Products (ETPs) Risk - The risks of owning interests of an ETP, such as an ETF, ETN or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such
ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Fixed Income Market Risk - The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Company Risk - When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the
Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Real Estate Industry Risk - Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk - A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying
SEI Fund will be required to buy a security sold short (also known as "covering"
the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund.
Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI
Fund and, therefore, the Fund. Investment in short sales may also cause an
Underlying SEI Fund to incur expenses related to borrowing securities.

Small and Medium Capitalization Risk - Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.

The Fund's Class D Shares commenced operations on March 25, 2011. Performance and average annual returns for the periods prior to March 25, 2011 are calculated using the performance or the average annual returns of the Fund's Class A Shares. Since
Class D Shares are invested in the same portfolio of securities as Class A Shares, returns for Class D Shares would be substantially similar to those of Class A Shares and would differ only to the extent that Class D Shares have higher expenses. The
Fund's Class A Shares commenced operations on November 17, 2003.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.31% (06/30/09) Worst Quarter: -24.56% (12/31/08) The Fund's Class D total return (pre-tax) from January 1, 2012 to June 30, 2012 was 7.38%.
Average Annual Total Returns (for the periods ended December 31, 2011)
This table compares the Fund's average annual total returns to those of a broad-based index and an additional index: the MSCI EAFE Index. The MSCI EAFE
Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns SAAT AGGRESSIVE STRATEGY FUND	Label	1 Year	5 Years	Since Inception		Inception Date
CLASS D	Return Before Taxes	(3.75%)	(3.14%)	2.65%		Nov. 17, 2003
CLASS D After Taxes on Distributions	Return After Taxes on Distributions	(4.32%)	(4.42%)	1.43%		Nov. 17, 2003
CLASS D After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.31%)	(3.26%)	1.67%		Nov. 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	4.25%	[1]	Nov. 17, 2003
MSCI EAFE Index Return	MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.80%	[1]	Nov. 17, 2003
[1]	Index returns are shown from November 30, 2003.